EMERIGING MARKETS GROWTH FUND
                           SEMI-ANNUAL REPORT

                For the Six Months Ended December 31, 1996
          Seeks long-term growth of capital by investing in companies operating in developing countries around the world

FELLOW SHAREHOLDERS:

Emerging Markets Growth Fund held its ground quite well during the six months ended December 31. The period was marked by price weakness in a number of markets in the fund's investment universe. The unmanaged Morgan Stanley Capital International Emerging Markets Free (EMF) Index, which tracks stock prices in 26 developing countries, declined 4.19%. For the six months, EMGF's share value registered a tiny gain of 0.01%, assuming reinvestment of your income dividend of $1.03 a share and capital gain distribution of $1.02 a share that were paid in December.

Looking back over the past 12 months, the fund also posted considerably better results than the benchmark by which its results are typically measured, gaining 16.4% versus 6.0% for the EMF Index. The 16.4% figure slightly exceeds our average annual compound return for the past five years (15.6%) and compares favorably with an average annual return for the index of 12.7%. It also is higher than the 15.2% average annual return recorded during the five-year span by the unmanaged Standard & Poor's 500 Composite Index. This is noteworthy because the U.S. equity market has been soaring, while the past few years have been lackluster for emerging markets on the whole. From January 1, 1994 through December 31, 1996 the EMF index showed a total decline of 6.8%.

Since operations began in May 1986, EMGF has generated a total return of 1,073.4% and an average compound return of 26.2% a year. During this time, appreciation of holdings and new investments by shareholders have boosted net assets from $50 million to more than $9 billion. Over this lengthy span, EMGF has proven to be a rewarding investment for the patient shareholder. However, its short-term results have reflected the volatile nature of its investment universe. In the 42 quarters that the fund has been in operation, it has recorded 30 increases and 12 declines; the average quarterly gain has been 12.5%; the average decline, 7.9%.

               6-MONTH RESULTS

   With Dividends Reinvested (7-1-96 - 12/31/96)
   ---------------------------------------------

EMGF..................................    +0.01%

MSCI EMERGING MARKETS
FREE INDEX............................    -4.19


A CLOSER LOOK AT THE FIRST HALF

During the fiscal half-year, three markets where EMGF has a significant exposure registered double-digit losses in U.S. dollar terms: South Korea (-27.6%), India (-22.1%) and South Africa (-11.8%). Together these three markets account for about 15% of net assets. The impact of losses in many of our holdings in these countries was offset by gains among our holdings in other markets that did well, including Brazil and Russia.

The Brazilian market, our largest single area of concentration (accounting for about 15% of net assets) posted a six-month increase of 11.0% in dollar terms. The portfolio's two largest individual holdings --Telebras (Brazil's phone monopoly) and Eletrobras (an electric utility holding company) -- rose 9.9% and 30.6%, respectively. Between them, these two securities account for nearly 7% of net assets.

The fund's two biggest gainers for the six-month period were telephone companies serving major Russian cities: St. Petersburg Telephone Network (+124.8%) and Moscow City Telephone Network (+124.0%). The third-biggest gainer was Abacan (+107.1%), a Canadian-based oil company that operates in Russia. Abacan accounted for 0.5% of net assets on December 31, while the two Russian phone stocks between them also accounted for about 0.5%.

Although the price increases recorded by a few of our Russian investments were certainly spectacular, it should be emphasized that Russia's equity market and the infrastructure supporting it are at an early stage of development, and share prices tend to fluctuate widely. While Russia offers many excellent longer term investment opportunities, it may also present us with some disappointments and unpleasant surprises along the way.

During the July-December period, we added to our holdings in Russia as well as in Eastern Europe, Latin America and Africa, while reducing our exposure in the Asia-Pacific region. On December 31, the fund was widely diversified, with investments in more than 400 companies domiciled in over 30 countries.

EXTENSIVE RESEARCH

The list of our ten largest holdings (page 6) is dominated by infrastructure-related investments, mainly phone companies and other government-run enterprises that are in various stages of privatization. However, many of the additions made to the portfolio in recent years -- and in the first half of fiscal '97 -- were comparatively small, rapidly growing firms in electronics and other industries generally unrelated to a country's infrastructure. We expect this trend to continue.

In our search for the best investment opportunities, we draw extensively on the global research capabilities of the fund's adviser, Capital International and its affiliates. The Capital organization maintains one of the industry's most extensive investment intelligence networks. It employs nearly 200 portfolio counselors and analysts representing 31 nationalities who speak a total of 37 languages and travel the world regularly, studying companies and gathering information on which our buy and sell decisions are made. More than 30 research analysts are dedicated primarily to the developing countries. We believe Emerging Markets Growth Fund's record to date demonstrates that this intensive research effort can add value and give the fund an important competitive edge.

Sincerely,

Walter P. Stern
Chairman

Nancy Englander
President

February 7, 1997

Percent Change in Key Markets/1/

                        Six Months Ended 12/31/96
                        -------------------------
                        Expressed in      Expressed in
                        U.S. Dollars      Local Currency
                        ------------      --------------

Argentina               +4.8%              +4.8%
Brazil                  +11.0              +14.8
Chile                   -15.0              -12.1
China (Free)2           +20.6              +20.6
Colombia                +7.9               +1.3
Czech Republic          +0.6               -0.5
Greece                  +1.8               +4.3
Hungary                 +17.4              +26.4
India                   -22.1              -20.8
Indonesia               +9.1               +10.7
Israel                  +5.1               +5.9
Jordan                  +7.9               +8.0
Malaysia                +8.0               +9.3
Mexico (Free)2          +2.6               +6.6
Pakistan                -28.6              -18.3
Peru                    -8.5               -3.2
Philippines (Free)2     -5.0               -4.7
Poland                  +4.5               +9.9
Portugal                +9.5               +8.4
South Africa            -11.8              -4.7
South Korea             -27.6              -24.5
Sri Lanka               +0.7               +2.9
Taiwan                  +2.4               +2.3
Thailand                -36.3              -35.7
Turkey                  +0.3               +33.1
Venezuela               +47.8              +49.9

Emerging Markets        +0.01
Growth Fund

1 With gross dividends reinvested. All indexes are compiled by Morgan Stanley Capital International and are unmanaged.

2 The fund is invested in the "free" Chinese, Mexican and Philippine stock markets, which consist of securities that can be purchased by investors other than resident nationals.

EMGF Ranked #1

Emerging Markets Growth Fund's investment results have outpaced every other U.S.-registered closed-end fund for the 10 years ended December 31, 1996, according to Lipper Analytical Services. Lipper ranked EMGF #1 out of 67 such funds. For the five years ended December 31, EMGF ranked 28th out of 273 closed-end funds; and for one year, 126th out of 506. This Lipper universe includes several different types of closed-end funds; some invest in equities, others in bonds. Most are focused on the industrialized countries. Some of these funds concentrate on U.S. securities, while others invest internationally or on a global basis.

Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1996 -- 10 years:
+949.57%, or +26.50% a year; 5 years: +106.31%, or +15.59% a year; 12 months:
+16.37%.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. All investments are subject to certain risks. Those which include common stocks are affected by fluctuating stock prices. Investments outside the U.S. (especially those in developing countries) are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. Accordingly, investors should maintain a long-term perspective.

                          Where the Fund's Assets Are Invested







                                                                                                      Market Value
                                             Percent of Net Assets                   MSCI            of Holdings
                                           -------------------------              EMF Index /1/        12/31/96
                                           12/31/95     6/30/96     12/31/96       12/31/96         (in thousands)
                                           --------     -------     --------     -------------       --------------
ASIA/PACIFIC
India..............................        7.0%         7.7%        6.6%         5.4%               $593,117
Philippines........................        7.3          6.4         6.4          3.4                577,804
South Korea........................        7.8          5.8         4.7          4.3                429,120
Malaysia...........................        4.2          4.4         4.5          16.6               408,399
Indonesia..........................        6.4          4.5         4.1          5.5                374,692
Taiwan.............................        2.3          2.8         3.5          8.9                316,848
Thailand...........................        4.9          3.7         2.1          4.8                189,239
China..............................        1.4          1.2         1.4          .6                 124,909
Hong Kong..........................        1.0          .9          .6           *                  58,606
Pakistan...........................        1.1          .9          .5           .6                 45,322
Sri Lanka..........................        .2           .1          .1           .1                 8,257
Vietnam............................        .1           .1          .1           *                  6,206
                                           ----         ----        ----         ----               ----------
                                           43.7         38.5        34.6         50.2               3,132,519
                                           ----         ----        ----         ----               ----------

LATIN AMERICA
Brazil.............................        15.5         14.8        15.2         12.3               1,374,087
Mexico.............................        9.6          10.3        9.9          8.1                894,167
Argentina..........................        8.2          5.9         5.9          3.4                529,030
Peru...............................        1.9          2.3         3.2          1.0                289,895
Chile..............................        2.2          1.8         1.8          3.6                164,941
Venezuela..........................        .1           .5          .5           1.1                48,577
Ecuador...........................         .6           .2          .4           *                  33,252
Panama.............................        .8           .8          .3           *                  25,734
Colombia...........................        .4           .3          .3           .6                 23,594
                                           ----         ----        ----         ----               ---------
                                           39.3         36.9        37.5         30.1               3,383,277
                                           ----         ----        ----         ----               ---------

EASTERN EUROPE
Russia and former republics of the
 Soviet Union /4/..................        1.4          3.7         4.3          *                  388,348
Republic of Croatia................        -            .3          .6           *                  53,029
Poland.............................        .1           .5          .5           0.5                43,933
Bulgaria...........................        -            -           .4           *                  39,975
Hungary............................        .4           .4          .4           .4                 32,099
Czech Republic.....................        .1           .3          .3           1.3                30,963
                                           ----         ----        ----         ----               ----------
                                           2.0          5.2         6.5          2.2                588,347
                                           ----         ----        ----         ----               ----------

OTHER MARKETS
South Africa ......................        2.8          3.5         4.1          10.9               373,652
Turkey.............................        1.1          1.6         2.0          1.4                180,698
Greece.............................        1.4          1.1         1.0          1.1                92,078
Portugal...........................        .3           .5          .6           2.0                58,761
Ghana..............................        .3           .4          .4           *                  33,920
Morocco............................        .2           .2          .2           *                  18,245
Mauritius..........................        .1           .1          .1           *                  5,679
Israel.............................        -            -           -            2.0                -
Jordan.............................        -            -           -            .1                 -
United States......................        .1           -           -            *                  2,531
                                           ----         ----        ----         ----               ----------
                                           6.3          7.4         8.4          17.5               765,564
                                           ----         ----        ----         ----               ----------

Multi-National.....................        1.1          1.8         2.3                             202,838
                                           ----         ----        ----                            ----------

Other/5/...........................        1.0          .8          .5                              45,945
                                           ----         ----        ----                            ----------

Cash & Equivalents.................        6.6          9.4         10.2                            923,709
                                           ----         ----        ----                            ----------

TOTAL..............................        100.0%       100.0%      100.0%       100.0%             $9,042,199
                                           ======       ======      ======       ======             ===========


/1/  An asterisk indicates that the market is not included in the index. Source: Morgan Stanley Capital International Perspective.


/2/  In September 1996, South Korea's weighting in the Emerging Markets Free Index was increased to reflect 50% of that country's market capitalization instead of 20%.

/3/  In September 1996, Taiwan was added to the Emerging Markets Free Index at 50% of its market capitalization.


/4/  Includes investments in companies incorporated outside the region which have significant operations in the region.


/5/  Includes investments in markets where the holdings represent a percentage of net assets of less than .05%.  Also includes stocks in initial period of aquisition.


             HERE IS A BRIEF OVERVIEW OF THE INVESTMENT LANDSCAPE
                  IN THE MARKETS THAT CONSTITUTE THE FUND'S
                    THREE LARGEST AREAS OF CONCENTRATION:
BRAZIL

     We believe the Brazilian economy generally remains sound. Inflation and the value of the real appear to be relatively stable. The upswing in stock prices in calendar 1996 was driven by higher corporate earnings, by growing investor interest in small capitalization issues and by further progress toward the sale of government-owned assets. In our view, the Brazilian market might have been even stronger had it not been for concern that President Cardoso's efforts to amend the constitution to permit him a second term in office could divert attention away from the task of fostering the country's economic progress.

     As stock prices moved higher during the July-December period, we took some profits in several of our investments in Brazil, but at 15% of net assets it remains an important market to us. We hold positions in 36 Brazilian companies in addition to Telebras and Eletrobras. Those two stocks have been very successful investments for the fund in the 1990s; their combined market value on December 31 was approximately three times original acquisition cost. Both Telebras and Eletrobras currently are benefiting from new freedom to increase tariffs, and both are in the midst of efforts to privatize subsidiaries.

MEXICO

     This is the fund's second-largest area of concentration, with about 10% of net assets. From July through December, the Mexican market edged upward by 2.6% in dollar terms. Currently EMGF owns shares in 16 Mexican companies. By far our largest Mexican investment (and our third-largest holding overall) is Telefonos de Mexico (Telmex); it fell in price for the six months by 1.7%, largely because of fears over the impact of competition for long-distance business. We feel those concerns are exaggerated and took advantage of the price weakness during the period to add to our position in the stock. On December 31, our holdings in Telmex accounted for 2.9% of net assets.

     The upturn that has taken place in the Mexican economy since the 1995 peso crisis has been driven by a cheaper currency, by productivity gains in the manufacturing sector and by higher oil prices. The retail segment of the economy remains stagnant, with consumers struggling to pay off debt with wages that generally have declined in real terms. As in some other parts of Latin America, the health of the banking system is a lingering concern, although acquisitions and mergers are resulting in a net infusion of capital and in some improvement in bank balance sheets. Politically, Mexico appears to be heading toward more plurality in its government, with the PRI losing some of its strength and power shifting increasingly to the states and municipalities.

INDIA

     In India, our third-largest area of concentration, the stock market continued to disappoint during the fiscal half-year. Our holdings there represent about 7% of net assets and reflect investments in 34 companies. Nearly all of them declined in price for the six months. Our largest position in India is the phone monopoly, Mahanagar Telephone Nigam (MTNL), which fell 11.2% during the period. MTNL is the fund's fourth-largest holding, with a market value on December 31 approximately 17% above acquisition cost.

     MTNL and most other Indian stocks in EMGF's portfolio rose sharply earlier in the 1990s when outside investors were first permitted to participate in the local equity market. Since then, faced with a slowing economy and political instability, the market has moved lower. As time goes by, global investment advisers are likely to increase their presence in India, and this should have the effect of strengthening the country's financial infrastructure and forcing new efficiencies on the market. Meantime, share prices in India have fallen to the extent that we believe many strong, established companies are now substantially undervalued.

EMERGING MARKETS GROWTH FUND
Investment Portfolio, December 31, 1996

                                                                                                   (Unaudited)
                                            Equity-Type Securities
                                       ----------------------------------

                                       Common         Preferred       Convertible                  Percent of
INDUSTRY DIVERSIFICATION               Stocks         Stocks          Bonds           Bonds        Net Assets
--------------------------------------------------------------------------------------------------------------

Telecommunications                     10.93%         5.19%             -             0.33%        16.45%
Utilities: Electric & Gas              8.38           2.06            0.03              -          10.47
Banking                                7.71           0.46            0.27              -          8.44
Energy Sources                         5.61           0.76            0.04              -          6.41
Beverages & Tobacco                    5.43           0.76              -               -          6.19
Building Materials & Components        2.45           0.27            0.04              -          2.76
Equity Common Trusts                   2.57           0.14              -               -          2.71
Other Industries                       27.79          2.89            0.62            5.06         36.36
                                       -----          -----           -----           -----        -----
                                       70.87%         12.53%          1.00%           5.39%        89.79%
                                       =====          =====           ====            ====         =====

Short-Term Securities                                                                              10.53

Excess of liabilities over cash and receivables                                                    (0.32)
                                                                                                   ------
Net Assets                                                                                         100.00 %
                                                                                                   =======


*****
TEN LARGEST EQUITY HOLDINGS

                                                                            Percent of Gain/Loss
                                                                            for the Year Ended
                                                           Percent of            12/31/96*
                                                           Net Assets       (in U.S. Dollars)
-----------------------------------------------------------------------------------------------

Telecomunicacoes Brasileiras (Telebras)                    3.67%            +9.87%
Centrais Eletricas Brasileiras (Eletrobras)                3.04             +30.63
Telefonos de Mexico                                        2.91             -1.69
Mahanagar Telephone Nigam                                  1.56             -11.19
Companhia Energetica de Minas Gerais-CEMIG                 1.38             +29.05
Telecomunicacoes de Sao Paulo SA-Telesp                    1.34             +5.91
LUKoil Holding                                             1.33             +9.04
Sasol                                                      1.22             +9.25
Philippine Long Distance Telephone                         1.17             -10.92
San Miguel                                                 1.12             +27.87


* The percent change reflects the increase or decrease in the market price per share of equity securities held in the portfolio for the entire period. The actual gain or loss on the total position in the fund may differ from the percentage shown.

EMERGING MARKETS GROWTH FUND, INC.

Investment Portfolio - December 31, 1996

EQUITY - TYPE SECURITIES                                                   Number of Shares        Market       Percent
(common and preferred stocks                                                 or Principal          Value        of Net
  and convertible debentures)                                                   Amount             (000)        Assets
----------------------------------------------------------------           -----------------     ----------     ----------

ARGENTINA - 4.90%
  Banco Bansud SA, Class B  (1)                                            762,436               $9,136         .10
  Banco de Galicia y Buenos Aires SA, Class B
   (American Depositary Receipts)                                          2,588,318             62,767
  Banco de Galicia y Buenos Aires SA,                                                                           .86
   7.00% convertible bond August 1, 2002                                   12,571,000            14,834
  Banco Frances del Rio de la Plata SA                         740,600               6,926
  Banco Frances del Rio de la Plata SA                                                              .79
    (American Depositary Receipts)                                         2,342,142             64,409
  BI SA  (acquired 10/21/93, cost: $6,130,000) (2)                         6,130,000             6,130          .07
  Compania Naviera Perez Companc SACFIMFA, Class B                         8,774,348             61,696
  Compania Naviera Perez Companc SACFIMFA, Class B                                                              .69
    (American Depositary Receipts)                                         56,100                789
  Disco SA (American Depositary Receipts)  (1)                             753,000               21,084         .23
  Hidroneuquen SA (acquired 11/11/93, cost: $29,086,000)(1)(2)             29,086,231            29,086         .32
  IRSA Inversiones y Representaciones SA                                   26,900                86
  IRSA Inversiones y Representaciones SA                                                                        .03
    (Global Depositary Receipts)                                           90,849                2,884
  Nortel Inversora SA, Class B, preferred
    (American Depositary Receipts)
    (acquired 11/24/92, cost:$6,180,000) (2)                               893,187               11,290
  Nortel Inversora SA, Class B, preferred
    (American Depositary Receipts)                                                                              .30
    (acquired 2/27/92, cost: $23,049,000) (2)                              1,676,260             15,924
  Quilmes Industrial,non-voting, preferred
    (American Depositary Shares)                                           2,150,400             19,622         .22
  Sociedad Comercial del Plata SA (1)                                      3,638,580             9,317          .10
  Telecom Argentina STET-France Telecom SA, Class B                        2,800,000             11,538
  Telecom Argentina STET-France Telecom SA, Class B                                                             .19
    (American Depositary Shares)                                           136,200               5,499
  Telefonica de Argentina SA, Class B                                4,910,000             12,867
  Telefonica de Argentina SA, Class B                                                                     .80
    (American Depositary Shares)                                           2,287,900             59,199
  YPF SA, Class D (American Depositary Receipts)                           701,800               17,721         .20
                                                                                                 ----------     ----------
                                                                                                 442,804        4.90
                                                                                                 ----------     ----------


BRAZIL - 14.53%
  Aracruz Celulose SA, Class B, preferred nominative
    (American Depositary Receipts)                                         526,200               4,341          .05
  Banco Bradesco SA, preferred nominative                                  3,497,345,005         25,349         .28
  Banco Itau SA, preferred nominative                                      34,758,700            15,056         .17
  Banco Nacional SA, preferred nominative (1)                              215,940,814           -
  Banco Nacional SA, ordinary nominative  (1)                              2,500,000             -              -
  Brasmotor SA, preferred nominative                                       141,951,974           39,420         .44
  Centrais Eletricas Brasileiras SA - ELETROBRAS, preferred nominative
  (American Depositary Receipts)                                           7,702,263             142,492
  Centrais Eletricas Brasileiras SA - ELETROBRAS, ordinary nominative      16,480,000            5,901
  Centrais Eletricas Brasileiras SA - ELETROBRAS, ordinary nominative
  (American Depositary Receipts)                                           7,117,971             126,344        3.04
  CESP-Companhia Energetica de Sao Paulo,
     preferred nominative (1)                                              154,300,000           6,017
  CESP-Companhia Energetica de Sao Paulo, preferred
      nominative   (American Depositary Receipts) (1)                      3,891,976             44,271
  CESP-Companhia Energetica de Sao Paulo, preferred
      nominative   (American Depositary Receipts)                                                               .77
     (acquired 8/30/94, cost: $2,853,000) (1)(2)                           167,104               1,901
  CESP-Companhia Energetica de Sao Paulo, ordinary
     nominative (1)                                                        400,767,854           17,436
  COFAP-Companhia Fabricadora de Pecas,
     preferred nominative  (1)                                             285,116               2,196          .03
  Companhia Cervejaria Brahma, preferred nominative                        89,222,437            48,781
                                                                                                                .54
  Companhia Cervejaria Brahma, ordinary nominative                         224,483               130
  Companhia Cimento Portland Itau, preferred nominative                    70,447,100            24,748         .27
  Companhia de Tecidos Norte de Minas-COTEMINAS,
  preferred nominative                                                     52,098,500            16,629         .18
  Companhia Energetica de Minas Gerais-CEMIG,
     preferred nominative (American Depositary Receipts)                   3,299,629             111,775
  Companhia Energetica de Minas Gerais-CEMIG,
     preferred nominative (American Depositary Receipts)                                                        1.38
     (acquired 9/22/94, cost: $9,501,000) (2)                              373,906               12,666
  Companhia Siderurgica Belgo-Mineira, preferred nominative                13,001,892            839
                                                                                                                .01
  Companhia Siderurgica Belgo-Mineira, ordinary nominative                 2,086,180             135
  Companhia Suzano de Papel e Celulose, Class B,
    preferred nominative(American Depositary Receipts)                     246,633               1,850          .02
  Companhia Vale do Rio Doce, preferred nominative
  (American Depositary Receipts)                                           911,734               17,551         .19
  Companhia Vidraria Santa Marina, ordinary nominative                     2,133,072             6,673          .07
  Consorcio Real Brasileiro de Administracao SA, Class F,
    preferred nominative                                                   679,000               1,320          .02
  Copel, ordinary nominative (1)                                           154,286,000           1,634          .02
  Dixie Toga, preferred nominative                                         1,710,000             1,300          .01
  Eletropaulo-Eletricidade de Sao Paulo SA,
     preferred nominative, Class B  (1)                                    59,318,000            8,764          .10
  GP Capital Partners, LP
    (acquired 1/28/94, cost: $25,777,000)  (1)(2)(3)                       27,000                33,889         .38
  Industrias Klabin de Papel e Celulose SA,
    preferred nominative (American Depositary Receipts)                    315,842               2,882          .03
  Iochpe-Maxion SA,  (American Depositary Receipts)                        163,004               204            -
  Lojas Americanas SA, preferred nominative                                279,219,055           3,682
  Lojas Americanas SA, ordinary nominative                                 53,594,800            709            .05
  Lojas Arapua, preferred nominative
    (Global Depositary Receipts)                                           104,000               1,924          .02
  Mesbla SA, preferred nominative  (1)                                     111,674,640           537            .01
  Metal Leve SAIC, preferred nominative (1)                                157,884,489           1,094          .01
  Multicanal Participacoes SA, preferred nominative
    (American Depositary Shares)  (1)                                      930,000               11,916         .13
  OSA SA-Organizacao, Sistemas e Aplicacoes,
     preferred nominative                                                  90,000,000            562            .01
  Petroleo Brasileiro SA-PETROBRAS, preferred nominative                   428,960,000           68,335         .76
  Refrigeracao Parana SA, preferred nominative
     (American Depositary Receipts)                                        410,000               4,561          .05
  Rhodia-Ster SA (Global Depositary Receipts)                              113,100               297            -
  SA White Martins, ordinary nominative (1)                                13,283,749,000        19,180         .21
  Sadia Concordia SAIC, preferred nominative                               1,163,000             896            .01
  Souza Cruz SA, ordinary nominative                                       1,279,000             8,396          .09
  Telecomunicacoes Brasileiras SA (Telebras),
    preferred nominative                                                   59,500,000            4,582
  Telecomunicacoes Brasileiras SA (Telebras), preferred
   nominative (American Depositary Receipts)                               4,282,846             327,638
  Telecomunicacoes Brasileiras SA (Telebras),
    preferred nominative,blocked  (1)                                      552,090               21             3.67
  Telecomunicacoes de Minas Gerais SA,
    ordinary nominative                                                    64,122                8              -
  Telecomunicacoes de Sao Paulo SA-Telesp,
    preferred nominative                                                   418,210,091           90,574
  Telecomunicacoes de Sao Paulo SA-Telesp,                                                                1.34
    ordinary nominative (1)                                                140,648,944           30,408
  Usinas Siderurgicas de Minas Gerais SA, preferred
    nominative(American Depositary Receipts) (acquired
    9/1/93; cost: $9,774,000) (2)                                          1,550,305             15,697         .17

                                                                                                 ----------     ----------
                                                                                                 1,313,511      14.53
                                                                                                 ----------     ----------

CHILE - 1.82%
  CAP SA                                                                   1,347,599             2,637          .03
  Chilgener SA  (American Depositary Receipts)                             1,160,357             24,223         .27
  Compania de Telecomunicaciones de Chile SA
    (American Depositary Receipts)                                         348,700               35,262         .39
  CTI Compania Tecno Industrial SA                             89,965,285            2,037          .02
  Empresa Nacional de Electricidad SA
    (American Depositary Receipts)                                         1,458,009             22,599         .25
  Enersis SA (American Depositary Receipts)                                2,449,482             67,973         .75
  Forestal Terranova SA                                                    550,000               558            .01
  Invercap SA                                                              1,100,000             739            .01
  Sociedad Quimica y Minera de Chile SA, Class A                           1,277,900             5,936
  Sociedad Quimica y Minera de Chile SA, Class B                                                                .09
   (American Depositary Receipts) (1)                                      55,000                2,977
                                                                                                 ----------     ----------
                                                                                                 164,941        1.82
                                                                                                 ----------     ----------
CHINA  - 1.38%
  China North Industries Investment Ltd.
  (acquired 9/30/94, cost: $5,727,000) (2)                                 5,500,000             2,310          .03
  China Yuchai International Ltd.                                          1,015,500             4,824          .05
  Guang Dong Electric Power Development Co. Ltd., Class B                  4,084,675             3,612          .04
  Harbin Power Equipment Co. Ltd., Class H                                 41,433,000            6,750
  Harbin Power Equipment Co. Ltd., Class H
  (American Depositary Receipts)                                                                                .09
  (acquired 11/30/94, cost: $3,336,000)  (2)                               99,000                1,613
  Huaneng Power International, Inc., Class N
  (American Depositary Receipts) (1)                                       1,393,100             31,345         .35
  Shanghai Diesel Engine Co. Ltd., Class B   (1)                           6,085,200             2,884          .03
  Shanghai Petrochemical Co. Ltd., Class H                                 95,766,600            29,099
  Shanghai Petrochemical Co. Ltd., Class H                                                                      .32
  (American Depositary Receipts)                                           7,000                 206
  Tingyi (Cayman Islands) Holding Corp. (1)                                67,261,500            17,611         .19
  Yizheng Chem Fibre Class H                                               61,366,000            14,917         .17
  Zhenhai Refining & Chemical Co. Ltd.,  Class H (1)                       25,710,000            9,474
  Zhenhai Refining & Chemical Co. Ltd., Class H                                                                 .11
    3.0% converible bonds December 19, 2003 (1)                            250,000               264
                                                                                                 ----------     ----------
                                                                                                 124,909        1.38
                                                                                                 ----------     ----------


COLOMBIA - 0.24%
  Banco de Colombia SA                                                     52,308,556            21,576         .24
  Comunicacion Celular SA, Class B, warrants, expire
    November 15, 2003 (acquired 12/14/95; cost $22,000)(1)(2)              3,000                 23             -
                                                                                                 ----------     ----------
                                                                                                 21,599         .24
                                                                                                 ----------     ----------

REPUBLIC OF CROATIA - 0.59%
  Pliva (Global Depositary Receipts)                                       1,000,555             53,029         .59
                                                                                                 ----------     ----------
                                                                                                 53,029         .59
                                                                                                 ----------     ----------

CZECH REPUBLIC - 0.34%                                                                           ----------     ----------
  SPT Telecom   (1)                                                        248,400               30,963         .34
                                                                                                 ----------     ----------

ECUADOR - 0.19%
  La Cemento Nacional CA (Global Depositary Receipts)                      76,330                17,174         .19
                                                                                                 ----------     ----------

GHANA - 0.38%
  Ashanti Goldfields Co. Ltd. (1)                                          691,111               8,553
  Ashanti Goldfields Co. Ltd. (Global Depositary Receipts)                 946,500               11,713
  Ashanti Goldfields Co. Ltd.,                                                                                  .38
   5.50% exchangable note March 15, 2003                                   $15,970,000           13,654
                                                                                                 ----------     ----------
                                                                                                 33,920         .38
                                                                                                 ----------     ----------

GREECE - 1.02%
  Aluminum de Grece SAIC                                                   305,840               11,410         .13
  Hellenic Bottling Co. SA                                                 1,557,645             49,960
                                                                                                                .62
  Hellenic Telecommunications Organization (OTE)                           363,000               6,208
  Intracom SA, preferred                                                   9,100                 139
                                                                                                                .09
  Intracom SA, ordinary                                                    357,510               8,051
  Katselis Sons SA, ordinary                                               45,000                244            -
  Michaniki SA, preferred                                                  252,540               1,675
                                                                                                                .08
  Michaniki SA, ordinary                                                   652,220               5,055
  Titan Cement Co. SA, ordinary                                            171,522               9,336          .10
                                                                                                 ----------     ----------
                                                                                                 92,078         1.02
                                                                                                 ----------     ----------

HONG KONG - 0.65%
  China-Hongkong Photo Products Holdings Ltd.                              11,996,000            4,033          .04
  Consolidated Electric Power Asia Ltd.                                    7,846,800             18,415
  Consolidated Electric Power Asia Ltd.(American Depositary                                                     .22
    Shares) (acquired 11/29/93, cost: $868,000) (2)                        53,600                1,258
  New World Infrastructure Ltd. (1)                                        11,468,497            33,513         .37
  Siu-Fung Ceramics Holdings Ltd.                                          7,869,409             435
  Siu-Fung Ceramics Holdings Ltd., rights, expire                                                               .01
    December 2, 1996 (1)                                                   3,147,763             -
  Tian An China Investments Co. Ltd.                                       6,637,500             952            .01
                                                                                                 ----------     ----------
                                                                                                 58,606         .65
                                                                                                 ----------     ----------

HUNGARY - 0.35%
  Gedeon Richter Ltd.                                                      428,000               25,028         .27
  Graboplast Textiles Muborgyarto Rt.                                      15,200                515            .01
  MOL Magyar Olaj-es Gazipari Rt.
  (Global Depositary Receipts)
  (acquired 11/22/95; cost: $4,618,000) (2)                                570,100               6,556          .07
                                                                                                 ----------     ----------
                                                                                                 32,099         .35
                                                                                                 ----------     ----------

INDIA - 6.55%
  Asian Paints (India) Ltd.                                                564,600               4,548          .05
  Bajaj Auto Ltd.                                                          1,614,700             40,424
  Bajaj Auto Ltd.
    (Global Depositary Receipts)                                           36,600                1,244          .46
  Bharat Forge Corp. Ltd.                                                  3,250                 8              -
  Bharat Petroleum Corp. Ltd.                                              2,435,200             19,584         .22
  Bombay Dyeing and Manufacturing Co. Ltd.
  (Global Depositary Receipts)                                             90,000                270            -
  East India Hotels Ltd.                                                   997,165.50            11,492         .13
  Essar Steel Ltd. (Formerly Essar Gujarat Ltd.)                           3,367,000             1,912          .02
  Flex Industries Ltd.                                                     393,800               881
                                                                                                                .01
  Flex Industries Ltd., units (equivalent to 1 shares + 1/2                157,520               353
     warrant)
  Grasim Industries Ltd.                                                   545,300               6,345
  Grasim Industries Ltd.                                                                                        .27
    (Global Depositary Receipts)                                           1,160,965             17,705
  Hindalco Industries Ltd.                                                 1,668,875             30,581
                                                                                                                .57
  Hindalco Industries Ltd. (Global Depositary Receipts)                    869,280               21,406
  Hindustan Lever Ltd.                                                     514,500               11,369         .13
  Housing Development Finance Corp. Ltd.                                   272,800               16,879         .19
  India Fund, Class B                                                      1,949,968             2,809          .03
  Indian Aluminum Co., Ltd.                                                1,288,600             5,560
                                                                                                                .13
  Indian Aluminum Co., Ltd. (Global Depositary Receipts)                   1,308,771             6,610
  Indian Rayon and Industries Ltd.                                         1,019,800             8,472
  Indian Rayon and Industries, Ltd.                                                                             .13
  (Global Depositary Receipts)                                             398,000               3,383
  Indo Gulf Fertilisers and Chemicals Corp. Ltd.                           2,155,200             1,993
  Indo Gulf Fertilisers and Chemicals Corp. Ltd.                                                                .04
    (Global Depositary Receipts)                                           1,770,900             1,594
  I.T.C. Ltd.                                                              3,586,600             33,162         .37
  Madras Cements  Ltd.                                                     22,000                4,923          .05
  Mahanagar Telephone Nigam Ltd.                                           21,971,000            141,352        1.56
  Mahindra & Mahindra Ltd.                                                 2,481,516             22,216
  Mahindra & Mahindra Ltd.
    (Global Depositary Receipts)                                           958,333               11,261
  Mahindra & Mahindra Ltd.,5.0% convertible bond July 9, 2001                                                   .44
    (acquired 7/3/96; cost: $5,952,000)(2)                                 $5,954,000            6,174
  Master Gain Scheme  (1)                                                  870,500               230            -
  Max India Ltd.                                                           453,046               2,785
  Max India Ltd., 12.50% nonconvertible debenture Part B,
    January 4, 1998  (1)                                                   INR82,372             576
                                                                                                                .04
  Max India Ltd., 0.00% fully convertible debenture Part B,                INR41,186             317
    January 1997
  Max India Ltd., warrants, expire January 1998                            82,372                -
  Motor Industries Co. Ltd.                                                187,355               29,872         .33
  Nicholas Piramal India Ltd.                                              325,000               1,455          .02
  Nippon Denro Ispat Ltd.,  3.00% convertible Eurobonds
    April 1, 2002                                                          $1,750,000            919
  Nippon Denro Ispat Ltd., 3.00% convertible bond                                                               .05
    April 1, 2001,(acquired 3/1/94, cost: $6,779,000) (2)                  $7,000,000            3,675
  Ranbaxy Laboratories Ltd.                                                1,216,150             19,901
  Ranbaxy Laboratories Ltd.                                                                                     .39
    (Global Depositary Receipts)                                           874,525               14,867
  Raymond Woollen Mills Ltd.                                               931,800               2,971
  Raymond Woollen Mills Ltd.                                                                                    .10
    (Global Depositary Receipts)                                           1,083,000             6,228
  SCICI Ltd.                                                               7,941,900             5,665
  SCICI Ltd., 3.50% convertible Eurobonds                                                                       .11
    April 1, 2004                                                          $3,620,000            3,760
  Sundaram Finance Ltd.                                                    153,000               1,241          .01
  Tata Engineering and Locomotive Co. Ltd.                                 1,004,400             9,552
  Tata Engineering and Locomotive Co. Ltd.                                                                      .51
    (Global Depositary Receipts)                                           3,415,261             36,287
  United Phospherous Ltd.                                                  1,227,800             6,275
  United Phospherous Ltd.                                                                                       .09
    (Global Depositary Receipts)                                           443,264               2,216
  Videocon International Ltd.                                              20,100                21
  Videocon International Ltd.
    (Global Depositary Receipts)                                           62,200                67             -
  Videsh Sanchar Nigam Ltd.                                                250,000               6,643          .07
  Zee Telefilms Ltd.                                                       934,200               2,247          .03
                                                                                                 ----------     ----------
                                                                                                 592,280        6.55
                                                                                                 ----------     ----------

INDONESIA - 4.15%
  Asia Pacific Resources International Holdings Ltd. (1)                   1,217,000             6,846          .08
  PT Bank Internasional Indonesia                                          6,138,880             6,045          .07
  PT Gudang Garam                                                          1,470,000             6,351          .07
  PT Hanjaya Mandala Sampoerna                                             12,890,000            68,790         .76
  PT Indofood Sukses Makmur                                                38,179,500            76,003         .84
  PT Indo-Rama Synthetics                                                  23,634,000            23,023         .25
  PT International Nickel Indonesia                                        5,069,500             11,434         .12
  PT Jaya Real Property                                                    6,857,000             9,584          .11
  PT Kabelmetal Indonesia                                                  1,200,000             534
                                                                                                                .01
  PT Kabelmetal Indonesia, rights, expire February 19, 1997                1,200,000             25
    (1)
  PT Kalbe Farma                                                           569,000               651            .01
  PT Lippo Bank                                                            34,215,000            33,331         .37
  PT Mayora Indah                                                          10,380,000            4,836          .05
  PT Modern Photo Film Co.                                                 5,049,900             16,041         .18
  PT Mulia Industrindo                                                     9,138,286             9,483          .11
  PT Pabrik Kertas Tjiwi Kimia                                             1,640,712             1,633          .02
  Perusahaan Perseroan (Persero)PT Indonesian
      Satellite Corp.                                                      300,000               826
  Perusahaan Perseroan (Persero)PT Indonesian                                                                   .47
      Satellite Corp. (American Depositary Receipts)                       1,510,600             41,353
  PT PP London Sumatra (1)                                                 5,000,000             12,918         .14
  PT Praxair Indonesia (1)                                                 142,700               32             -
  PT Ramayana Lestari Sentosa (1)                                          3,070,000             6,632          .07
  PT Sorini Corp.                                                          250                   -              -
  PT Tambang Timah  (Persero)                                              11,073,500            20,168
  PT Tambang Timah, Class B(Global Depositary Receipts)                    836,270               15,116         .39
  PT Tigaraksa Satria                                                      2,173,140             3,037          .03
                                                                                                 ----------     ----------
                                                                                                 374,692        4.15
                                                                                                 ----------     ----------

Malaysia  - 4.52%
  Arab-Malaysian Finance Bhd.                                              1,805,000             10,081         .11
  Commerce Asset-Holding Bhd.                                              1,023,000             7,699          .09
  Easterm & Oriental Bhd.                                                  4,000,000             7,764          .09
  Genting Bhd.                                                             2,481,500             17,104         .19
  Genting International PLC                                                8,972,000             21,533         .24
  Guinness Anchor Bhd.                                                     3,446,000             8,463          .09
  Hap Seng  Consolidated Bhd.                                              659,000               1,501          .02
  Hong Leong Credit Bhd.                                                   1,593,000             10,033         .11
  IJM Corp. Bhd.                                                           8,075,714             19,034         .21
  IOI Corp. Bhd.                                                           11,517,000            17,701         .20
  Leader Universal Holdings Bhd.                                           8,920,000             18,727         .21
  Malayan Banking                                                          10,000                111            -
  Malaysian Airline System Bhd.                                            3,520,000             9,133          .10
  Nestle (Malaysia) Sdn. Bhd.                                        4,765,000             38,316         .42
  New Straits Times Press (Malaysia) Bhd                                   3,769,000             21,797         .24
  O.Y.L. Industries Bhd.                                                   1,281,980             13,457         .15
  Renong Bhd.                                                              26,337,000            46,738
  Renong Bhd., 2.50% convertible bond January 15, 2005
     (acquired 10/20/94, cost:$2,554,000) (2)                              $2,550,000            2,961
  Renong Bhd., 2.50% convertible Eurobonds                                                                      .60
     January 15, 2005                                                      $2,000,000            2,323
  Renong Bhd., warrants, expire November 21, 2000  (1)                     2,189,500             1,075
  Renong Bhd. Iculs, 4.00% May 21, 2001                                    3,503,200             1,471
  Resorts World Bhd.                                                       1,267,000             5,772          .06
  Sime Darby Bhd.                                                          16,217,000            63,917         .71
  Sime UEP Properties Bhd.                                                 3,335,000             8,587          .09
  Technology Resources Industries Bhd. (1)                                 9,195,000             18,139         .20
  UMW Holdings Bhd.                                                        7,107,359             33,221
                                                                                                                .39
  UMW Holdings Bhd., warrants, expire January 26, 2000  (1)                692,159               1,741
                                                                                                 ----------     ----------
                                                                                                 408,399        4.52
                                                                                                 ----------     ----------


MAURITIUS  - 0.06%                                                                               ----------     ----------
  State Bank of Mauritius                                                  10,927,000            5,679          .06
                                                                                                 ----------     ----------

MEXICO  - 9.36%
  Apasco, SA de CV                                                         7,142,402             48,970         .54
  Carso Global Telecom, SA de CV                                           2,734,800             6,493          .07
  Cemex, SA de CV, Class A                                                 2,956,762             10,587
  Cemex, SA de CV, Class B                                                 9,242,251             36,378
  Cemex, SA de CV, ordinary participation certificates                     9,505,620             34,216
  Cemex, SA, Class A, ordinary participation certificates                                                       .96
   (American Depositary Receipts)(acquired 6/14/93, cost:                  1,183                 8
   $8,000) (2)
  Cemex, SA de CV, Class B (American Depositary Receipts)                  755,792               5,857
  Cifra, SA de CV, Class A  (1)                                            8,694,000             11,039
  Cifra, SA de CV, Class B  (1)                                            13,790,510            16,879
                                                                                                                .64
  Cifra, SA de CV, Class B (American Depositary Receipts) (1)              6,125,000             7,350
  Cifra, SA de CV, Class C  (1)                                            18,706,334            22,801
  Corporacion Geo,SA de CV, Class  B
    (acquired 8/29/95; cost:$215,000) (1)(2)                               60,568                298            -
  Grupo Carso, SA de CV, Class A (1)                                       2,645,000             14,004         .16
  Grupo Embotellador de Mexico, SA de CV, ordinary
     participation certificates (Global Depositary Receipts) (1)           858,400               7,189          .08
  Grupo Financiero Banamex Accival, SA de CV, Class B  (1)                 31,893,850            67,303
  Grupo Financiero Banamex Accival, SA de CV, Class L  (1)                 12,656,067            24,907
  Grupo Financiero Banamex Accival, SA de CV,
  11.00% convertible bond July 15, 2003
  (acquired  7/12/96; cost:$4,063,000) (1)(2)                              $4,175,000            4,264
  Grupo Financiero Banamex Accival, SA de CV,                                                                   1.07
  7.00% convertible Eurobonds December 15, 1999                            $103,000              97
  Grupo Financiero Bancomer, SA de CV., Series L
  33.08% convertible subordinated debentures May 16, 2002                  MXN5,750,000          770            .01
  Grupo Industrial Maseca, SA de CV, Class B
    (American Depositary Receipts)                                         5,700                 109            -
  Grupo Televisa, SA, ordinary participation certificates  (1)             481,000               6,168
  Grupo Televisa, SA, ordinary participation certificates                                                       1.02
    (American Depositary Receipts)   (1)                                   3,361,499             86,138
  Kimberly-Clark de Mexico, SA de CV, Class A                        2,287,000             45,154
                                                                                                                .52
  Kimberly-Clark de Mexico, SA de CV, Class B                        70,000                1,381
  Panamerican Beverages Inc., Class A                                      2,031,400             95,222         1.05
  Sigma Alimentos, SA de CV, Class B                                       566,100               5,053          .06
  Telefonos de Mexico, SA de CV, Class A                       9,137,500             15,105
  Telefonos de Mexico, SA de CV, Class L                       13,706,250            22,589
  Telefonos de Mexico, SA de CV, Class L                                                            2.91
    (American Depositary Receipts)                                         6,843,575             225,838
  Tubos de Acero de Mexico, SA  (1)                                  595,600               9,415
  Tubos de Acero de Mexico, SA                                                                            .27
    (American Depositary Receipts) (1)                                     904,300               14,356
                                                                                                 ----------     ----------
                                                                                                 845,938        9.36
                                                                                                 ----------     ----------

MOROCCO  - 0.20%
Banque Commerciale du Maroc                                                35,443                2,819          .03
Cimenterie de l'Oriental, Class A (1)                                      92,503                4,255          .04
ONA SA                                                                     56,000                3,339          .04
Societe des Brasseries du Maroc                                            20,500                3,284          .04
Wafabank, Class A                                                          72,000                4,548          .05
                                                                                                 ----------     ----------
                                                                                                 18,245         .20
                                                                                                 ----------     ----------

PAKISTAN  - 0.50%


  Chakwal Cement Co. Ltd. (Global Depositary Receipts) (1)                 891,111               891            .01
  Engro Chemical Pakistan Ltd.                                             1,145,900             3,845          .04
  Hub Power Co. Ltd.  (Global Depositary Receipts) (1)                     1,596,528             31,532         .35
  Pakistan Telecommunication Corp.
   (Global Depositary Receipts)                                            150,900               9,054          .10
                                                                                                 ----------     ----------
                                                                                                 45,322         .50
                                                                                                 ----------     ----------



PERU  - 1.92%
  Cementos Lima SA                                                         1,087,555             15,924         .18
  Compania de Minas Buenaventura SA, Class A                               1,462,584             10,651
  Compania de Minas Buenaventura SA, Class B                               111,975               925
  Compania de Minas Buenaventura SA, Class B                                                                    .21
    (American Depositary Receipts)  (1)                                    423,500               7,146
  Credicorp Ltd. (1)                                                       3,513,889             65,007         .72
  Minsur SA-Trabajo                                                        1,973,451             6,845          .08
  Ontario-Quinta (acquired 8/15/94, cost: $12,900,000) (2)                 12,571,524            15,904         .17
  Telefonica del Peru, Class B (American Depositary Receipts)              2,711,000             51,170         .56
                                                                                                 ----------     ----------
                                                                                                 173,572        1.92
                                                                                                 ----------     ----------

PHILIPPINES  - 6.26%
  Ayala Corp., Class B                                                     33,818,740            36,704
                                                                                                                .49
  Ayala Corp., Class B (Global Depositary Shares)                          772,464               7,338
  Ayala Land, Inc., Class B                                                27,428,940            31,335         .35
  Bacnotan Consolidated Industries, Inc.                                   493,131               1,615
  Bacnotan Consolidated Industries, Inc., 5.50% convertible                                                     .06
   bond June 21, 2004 (acquired 6/8/94, cost: $4,481,000) (2)              $4,500,000            3,870
  Bank of the Philippine Islands                                           2,306,300             13,964         .15
  Benpres Holdings Corp.
    (Global Depositary Receipts) (1)                                       2,293,210             16,626         .18
  C&P Homes, Inc.                                                          38,993,850            20,047         .22
  Fil-Estate Land, Inc.                                                    9,000,000             7,883          .09
  Fortune Cement Corp.                                                     22,579,000            11,393         .13
  HI Cement Corp.                                                          24,600,000            8,150          .09
  International Container Terminal Services, Inc.                          8,681,595             4,546
  International Container Terminal Services, Inc., 6.00%
   convertible bond February 19, 2000 (acquired 2/18/93, cost:                                                  .11
    $4,000,000) (1)(2)                                                     $4,000,000            5,200
  JG Summit Holdings, Inc., Class B                                        39,516,600            11,136
  JG Summit Holdings, Inc., Class B
    (Global Depositary Shares)                                             20,000                530
  JG Summit Holdings, Inc., 3.50% convertible
    Eurobonds December 23, 2003                                            $5,400,000            4,050
  JG Summit Holdings, Inc.,
    3.50% convertible bond December 23, 2003                                                                    .26
    (acquired 12/9/93, cost: $9,870,000) (2)                               $9,870,000            7,402
  Keppel Philippines Holdings, Inc., Class B  (1)                          272,084               31             -
  Manila Electric Co., Class B                                             2,850,467             23,338         .26
  Metropolitan Bank and Trust Co.                                          2,280,612             56,451         .62
  Petron Corp.                                                             7,589,062             2,572
  Petron Corp. (Global Depositary Receipts)                                309,543               4,334          .08
  Philippine Airlines Inc. (1)                                             30,934,106            5,890          .07
  Philippine Commercial International Bank, Inc.                           1,066,200             14,008         .15
  Philippine Long Distance Telephone Co., ordinary                         86,250                4,746
  Philippine Long Distance Telephone Co.
    (American Depositary Receipts)                                         1,591,305             81,156
  Philippine Long Distance Telephone Co., convertible preferred,                                                1.17
    Series II (Global Depositary Receipts)                                 484,000               15,246
  Philippine Long Distance Telephone Co., convertible
    preferred, Series III (Global Depositary Shares)                       87,000                4,437
  Philippine National Bank  (1)                                            919,071               10,937         .12
  Pilipino Telephone Corp. (1)                                             3,095,100             2,622          .03
  PR Holdings, Inc., subscription rights (aquired 7/8/92,
  cost: $9,835,000) (1)(2)                                                 2,236,600             2,822          .03
  San Miguel Corp., Class B                                                23,048,048            101,812        1.12
  SM Prime Holdings, Inc.                                                  74,867,000            19,387         .21
  Southeast Asia Cement Holdings, Inc. (1)                                 68,088,782            7,908          .09
  Universal Robina Corp.                                                   29,809,400            16,742         .18
                                                                                                 ----------     ----------
                                                                                                 566,228        6.26
                                                                                                 ----------     ----------

POLAND  - 0.49%
  Bank Inicjatyw Gospodarczych BIG SA                                      5,237,365             7,314          .08
  Bank Rozwoju Eksportu SA                                                 574,000               17,235         .20
  Kety SA (Zaklady Metali Lekkich)(1)                                      26,670                1,955          .02
  Polifarb Wroclaw                                                         1,294,778             7,324          .08
  Zaklady Piwowarskie w Zywcu SA                                           217,611               10,105         .11
                                                                                                 ----------     ----------
                                                                                                 43,933         .49
                                                                                                 ----------     ----------
PORTUGAL  - 0.65%

  Portugal Telecom ,SA                                                     913,000               26,035
  Portugal Telecom, SA (American Depositary Receipts)                      951,500               26,880         .59
  TELECEL - Comunicacoes Pessoais, SA (1)                                  87,800                5,608          .06
  TVI-Televisao Independente, SA (1)                                       105,500               238            -
                                                                                                 ----------     ----------
                                                                                                 58,761         .65
                                                                                                 ----------     ----------

RUSSIA AND FORMER REPUBLICS OF THE SOVIET UNION - 4.23%

  Ao Torgovy Dom Gum (Russian Depoitary Trust Certificate)                 280                   7,840          .09
  Gez Investments Holding Ltd.,Class A
   (aquired 9/11/95,cost: $230,000) (1)(2)                                 2,870                 390
  Gez Investments Holding Ltd.,Class B                                                                          .24
   (aquired 9/11/95,Cost: $12,623,000) (1)(2)                              157,793               21,420
  Global Tele-Systems Ltd., warrants, expire February 2, 2001
    (acquired 2/2/96, cost:$0) (1)(2)                                      1,944,444             8,944          .10
  Irkutskenergo (Russian Depositary Trust Certificate) (1)                 40                    1,140          .01
  JKX Oil & Gas PLC  (1)                                                   6,138,140             12,106
  JKX Oil & Gas PLC  7.00% convertible bond June 30, 2001                                                       .16
    (acquired 6/6/96; cost: $2,000,000) (1)(2)                             2,000,000             2,000
  Kamaz  (1)                                                               3,615,000             4,392          .05
  LUKoil Holding  (Russian Depositary Trust Certificate)                   60                    3,488
                                                                                                                1.33
  LUKoil Holding  (American Depositary Receipts)                           2,519,900             117,175
  Moscow City Telephone Network (MGTS) (Russian
    Depositary Trust Certificate)                                          961                   33,635         .37
  Mosenergo Power Generation and Electrification
    Amalgamation (Russian Depositary Trust Certificate)                    1,900                 19,190
  Mosenergo Power Generation and Electrification                                                                .86
    Amalgamation (American  Depositary Shares)                             1,921,900             58,618
  New Century Capital Partners, LP
   (acquired 12/7/95,cost: $13,243,000) (1)(2)(3)                          13,125,000            13,243         .15
  Nizhny-Non Svyaz (Russian Depositary Trust Certificate)                  70                    3,885          .04
  Ramco Energy PLC                                                         810,000               14,239         .16
  RAO Gazprom  (American Depositary Receipts)
    (acquired 10/21/96, cost:$32,037,000) (1)(2)                           1,909,800             33,899         .37
  Russian Telecommunications Development Corp.
   (acquired 12/22/93, cost: $3,800,000) (1)(2)                            380,000               3,800
  Russian Telecommunications Development Corp.,                                                                 .11
   nonvoting ordinary(acquired 12/22/93, cost: $6,200,000)(1)(2)           620,000               6,200
  St. Petersburg Telephone Network                                         12,913,020            13,559         .15
  Star Mining Corp. NL  (1)                                                19,740,000            1,646          .02
  Xavier Corp. (1)                                                         1,350,000             2,110          .02
                                                                                                 ----------     ----------
                                                                                                 382,919        4.23
                                                                                                 ----------     ----------

SOUTH AFRICA  - 4.13%
  African Oxygen Ltd.                                                      2,286,743             7,825          .08
  Bidvest Group Ltd.                                                       1,252,280             6,494          .07
  Gold Fields of South Africa Ltd.                                         200,000               5,518          .06
  Hudaco Industries                                                        682,000               2,735          .03
  International  Pepsi-Cola Bottler Investments
     (aquired 12/18/95,cost:$10,000,000) (1)(2)(3)                         100,000               10,000         .11
  Iscor Ltd.                                                               33,949,251            24,249         .27
  JD Group                                                                 2,083,078             9,801          .11
  Malbak Ltd.                                                              9,109,400             39,937         .44
  Metro Cash and Carry Ltd.                                                7,320,800             24,267         .27
  MIH Holdings Ltd. (1)                                                    1,852,000             7,921          .09
  Nasionale Pers Beperk, Class N                                           930,000               8,602          .10
  Nedcor Ltd.                                                              83,700                1,146
  Nedcor Ltd. (Global Depositary Receipts)                                 1,245,931.84          17,053
  Nedcor Ltd., warrants, expire September 30, 1997  (1)                    306,934               767            .21
  Rembrandt Group Ltd.                                                     1,927,000             17,205         .19
  Sage Group Ltd.                                                          1,570,000             6,379          .07
  Sasol Ltd.                                                               9,323,576             110,663        1.22
  South Africa Capital Growth Fund, LP, Class A
      (acquired 8/25/95,cost:$1,900,000) (1)(2)(3)                         1,900                 1,900
  South Africa Capital Growth Fund, LP, Class D                                                                 .17
      (acquired 8/25/95,cost:$13,650,000) (1)(2)(3)                        13,650                13,650
  South African Breweries Ltd.                                             2,270,528             57,540         .64
                                                                                                 ----------     ----------
                                                                                                 373,652        4.13
                                                                                                 ----------     ----------

SOUTH KOREA  - 4.75%
  Anam Industrial Co., Ltd.                                                270,213               3,464          .04
  Daegu Bank, Ltd.                                                         275,000               3,261          .04
  Daehan Asia Trust (International Depositary Receipts)                    2,820                 2,820          .03
  Daehan Korea Trust (International Depositary Receipts)                   500                   288            -
  Daewoo Corp.                                                             257,738               1,973          .02
  Daewood Securities Co., Ltd., nonvoting preferred                        421,270               3,050
                                                                                                                .32
  Daewood Securities Co., Ltd.,ordinary  (1)                               2,023,742             26,183
  Haitai Stores Co., Ltd.                                                  16,747                128            -
  Hanil Bank                                                               4,983,280             34,306         .38
  Housing & Commercial Bank New                                            13,610                212            -
  Hyundai Motor Co.                                                        278,340               7,268
  Hyundai Motor Co., nonvoting preferred                                                                        .18
  (Global Depositary Receipts)                                             1,169,800             8,715
  Kookmin Bank                                                             901,600               14,649         .16
  Korea Electric Power Corp.                                               2,974,790             86,860
  Korea Electric Power Corp.
  (American Depositary Receipts)                                           54,500                1,117
  Korea Electric Power Corp.,                                                                                   1.01
    5.0% convertible bond August 1, 2001 (1)                               $3,000,000            3,026
  Korea First Bank  (1)                                                    1,852,680             9,412          .10
  Korea Industrial Leasing Co., Ltd.                                       241,000               2,317          .03
  Korea Long Term Credit Bank                                              349,841               6,141          .07
  Korea Mobile Telecommunications Corp.                                    31,374                32,264         .36
  Korea Pacific Trust (International Depositary Receipts) (1)              3,000                 3,225          .04
  Korea Zinc Co. Ltd.                                                      279,000               5,299          .06
  Kyongnam Bank                                                            733,607               7,837          .09
  LG Chemical Ltd., preferred                                              330,000               2,096          .02
  LG Electronics Inc., nonvoting preferred                                 442,500               3,099
  LG Electronics Inc.                                                      34,244                435
  LG Electronics Inc., non-voting preferred                                                                     .07
  (Global Depositary Receipts)                                             731,600               2,469
  LG Electronics Inc.
  (Global Depositary Receipts)                                             13,488                77
  LG Securities Ltd., preferred  (1)                                       590,460               3,329
                                                                                                                .20
  LG Securities Co., Ltd.  (1)                                             1,441,648             14,716
  Pacific Chemical Industrial Co. Ltd.                                     165,440               3,279          .04
  Pohang Iron & Steel Co., Ltd.                                            564,710               32,294
  Pohang Iron & Steel Co., Ltd.                                                                                 .37
   (American Depositary Receipts)                                          71,000                1,438
  Samsung Electronics Co., Ltd., nonvoting preferred                       115,193               3,113
  Samsung Electronics Co., Ltd.                                            673,841               40,160
  Samsung Electronics Co., Ltd., nonvoting preferred                                                            .63
   (Global Depositary Shares)                                              631,768               10,765
  Samsung Electronics Co., Ltd.,
   (Global Depositary Shares)                                              89,820                3,420
  Seoul Asia Index Trust (International Depositary Receipts)               80                    660            .01
  Shinhan Bank                                                             926,120               14,790         .16
  Ssangyong Investment & Securities, Co., Ltd., nonvoting preferred (1)    61,090                333            -
  SsangYong Oil Refining Co. Ltd.                                          135,000               2,964          .03
  Yukong Ltd.                                                              1,333,764             25,330
  Yukong Chf, warrants, expire June 18, 1999  (1)                          10,000                538            .29
                                                                                                 ----------     ----------
                                                                                                 429,120        4.75
                                                                                                 ----------     ----------
SRI LANKA  - 0.09%
  Asian Hotel Corp.   (1)                                                  12,215,000            2,154          .03
  Development Finance Corp. of Ceylon                                      1,258,310             5,770          .06
  National Development Bank of Sri Lanka                                   96,200                333            -
                                                                                                 ----------     ----------
                                                                                                 8,257          .09
                                                                                                 ----------     ----------
TAIWAN  - 3.50%

  Acer Computer International Ltd.                                         1,639,500             2,820          .03
  Acer Inc. (1)                                                            17,418,065            32,009
  Acer Inc.                                                                                                     .54
  (Global Depositary Receipts)                                             1,799,000             16,731
  Acer Peripherals                                                         8,916,100             17,034         .19
  Advance Semiconductor Engineering, Inc.  (1)                             19,407,600            37,431
  Advance Semiconductor Engineering,  Inc.                                                                      .61
  (Global Depositary Receipts)                                             1,798,300             17,488
  Asia Corporate Partners Fund, Class B
    (acquired 3/12/96; cost: $20,027,000) (1)(2)(3)                        40,000                20,000         .22
  China Steel Corp.                                                        13,700,000            12,863
  China Steel Corp. (American Depositary Receipts)                                                              .23
    (acquired 5/21/92; cost: $6,354,000) (2)                               407,000               8,166
  INVENTEC (1)                                                             2,195,000             13,339         .15
  PRIMAX ELECTRONICS                                                       5,467,985             12,038         .13
  Seres Capital (Cayman Islands)
    (acquired 3/12/96; cost:$25,000) (1)(2)                                1.66                  25
  Seres Capital (Cayman Islands), nonvoting                                                                     -
    (acquired 3/12/96; cost: $125,000) (1)(2)                              8.34                  125
  Siliconware Precision Industries Co., Ltd. (1)                           6,483,800             13,685
  Siliconware Precision Industries Co., Ltd.                                                                    .22
  (Global Depositary Receipts) (1)                                         547,840               6,081
  Taiwan American Fund, nonvoting preferred (1)                            600,000               8,400          .09
  Taiwan Opportunities Fund Ltd., Series C  (1)                            200,092               2,226          .02
  Taiwan Semiconductor Manufacturing Co. Ltd. (1)                          32,344,800            66,502         .74
  Ton Yi Industrial Corp. (1)                                              7,166,062             8,918          .10
  U-Ming Marine Transport Corp.                                            1,687,750             1,640          .02
  Unicap Electronics  (1)                                                  230,000               460            -
  Wus Printed Circuit Co., Ltd.                                            4,089,000             7,812          .09
  Yangming Marine Transport Corp.                                          8,346,000             11,055         .12
                                                                                                 ----------     ----------
                                                                                                 316,848        3.50
                                                                                                 ----------     ----------

THAILAND  - 2.09%
  Alphatec Electronics PCL                                                 791,000               6,077          .07
  Ayudhya Jardine CMG Life Assurance                                       84,547                310            -
  Bangkok Bank PCL                                                         4,898,660             47,376
  Bangkok Bank PCL, 3.25% convertible bond
     March 3, 2004 (acquired 8/4/94, cost: $968,000) (2)                   $1,000,000            975
  Bangkok Bank PCL, 3.25% convertible
     Eurobonds March 3, 2004                                               3,630,000             3,539          .57
  Bank of Ayudhya Public Co. Ltd.                                          4,667,300             11,012         .12
  Charoen Pokphand Feedmill Public Co. Ltd.                                1,575,600             5,714          .06
  Dusit Thani PCL                                                          990,000               1,081          .01
  Electricity Generating Authority of Thailand                             10,397,747            28,384         .31
  Industrial Finance Corp. of Thailand                                     4,996,000             13,541         .15
  KR Precision                                                             1,299,100             8,866          .10
  Nakhornthai Integrated Steels Co., Ltd.                                  11,213,400            4,920          .06
  Post Publishing PCL                                                      2,525,000             5,416          .06
  Serm Suk PLC                                                             210,166               4,098
                                                                                                                .06
  Serm Suk PLC, local registered                                           64,960                942
  Siam City Bank PCL                                                       1,681,855             1,574          .02
  Siam Commercial Bank Public Co.Ltd.                                      832,100               6,036          .07
  Swedish Motors Corp. Public Co. Ltd.                                     1,608,100             2,947          .03
  Thai Farmers Bank PCL                                                    2,683,610             16,744
                                                                                                                .19
  Thai Farmers Bank PCL, warrants, expire September 15, 2002 (1)           461,450               436
  Thai Glass Industries PCL                                                1,272,200             4,366          .05
  Thai Military Bank PCL                                                   4,243,684             8,357          .09
  Wattachak Public Co. Ltd.,
    3.50% convertible bond December 6, 2003                                $6,400,000            6,528          .07
                                                                                                 ----------     ----------
                                                                                                 189,239        2.09
                                                                                                 ----------     ----------
TURKEY  - 2.00%
  Adana Cimento Sanayii TAS, Class A                                       63,984,854            3,427
                                                                                                                .04
  Adana Cimento Sanayii, TAS Class C                                       25,469,510            306
  Brisa                                                                    3,227,000             1,445          .02
  Ege Biracilik ve Malt Sanayii AS                                         37,745,919            8,103          .09
  Is Bankasi AS                                                            55,377,300            8,565          .10
  Koc Holding AS, ordinary                                                 121,496,692           21,315         .24
  Migros Turk TAS                                                          22,412,650            27,421         .30
  Netas Northern Electric Telekomunikasyon AS                              33,819,300            7,651          .08
  Petrol Ofisi AS                                                          51,000,000            13,656         .15
  Trakya Cam Sanayii AS                                                    345,570,525           17,551         .19
  Turkiye Garanti Bankasi AS                                               39,871,618            1,802
  Turkiye Garanti Bankasi AS (American Depositary Receipts)
    (acquired 10/29/93; cost: $526,000)(2)                                 322,056               1,482          .04
  Turkiye Sise ve Cam Fabrikalari AS                                       322,957,548           34,294         .38
  Yapi ve Kredi Bankasi AS                                                 1,350,954,270         33,680         .37
                                                                                                 ----------     ----------
                                                                                                 180,698        2.00
                                                                                                 ----------     ----------

UNITED STATES  - 0.03%
  Freeport-McMoRan Copper & Gold Inc., Class A                             90,000                2,531          .03



VIETNAM - 0.07%
  Vietnam Frontier Fund
   (acquired 7/21/94, cost: $3,000,000) (1)(2)                             291,300               3,000          .03
  Vietnam Investment Fund, preferred, units
   (acquired 8/4/94, cost: $3,206,000) (1)(2)(3)                           30                    3,206
  Vietnam Investment Fund, ordinary, units                                                                      .04
   (acquired 8/4/94, cost: less than $1,000) (1)(2)(3)                     6                     -
                                                                                                 ----------     ----------
                                                                                                 6,206          .07
                                                                                                 ----------     ----------



MULTI NATIONAL  - 1.95%
Abacan Resource Corp. (1)                                                  5,170,000             44,718         .49
  Armada Gold Corp., Class A  (1)                                          2,600,000             2,391
  Armada Gold Corp., warrants, expire February 18, 1997                                                         .06
    (acquired 10/21/96, cost:$2,750,000)(1)(2)                             2,000,000             2,700
  Co Financiere pour l'Europe Centrale SA (Global Depositary               54,495                1,313          .01
    Receipts)
  Diamondworks Ltd.,warrants, expire April 4, 1997
    (acquired 12/5/96, cost:$2,209,000)(1)(2)                              1,500,000             2,189          .02
  Dragon Oil Placement (1)                                                 203,600,000           4,365          .06
  Emerging Markets Gold Fund, preferred
    (acquired 1/28/94; cost: $7,876,000) (2)(3)                            79,560                7,876
  Emerging Markets Gold Fund, ordinary                                                                          .12
    (acquired 1/28/94; cost $96,000)  (1)(2)(3)                            76,500                3,193
  New Asia East Investment Fund, Class A (1)(2)(3)
    (acquired 5/23/96, cost:$2,936,000) (1)(2)(3)                          293,600               2,929
  New Asia East Investment Fund, Class B, non-voting (1)(2)(3)                                                  .47
    (acquired 5/23/96, cost:$40,064,000)(1)(2)(3)                          4,006,400             39,972
  New Europe East Investment Fund, Class B
    (acquired 6/4/93, cost $54,500,000) (1)(2)                             436                   60,796         .67
  Sutton Resources Ltd (1)                                                 345,900               4,154
  Sutton Resources Ltd., warrants, expire September 30,1998                                                     .05
    (acquired 3/21/96, cost:$0) (1)(2)                                     155,000               311
  Timbuktu Gold (1)                                                        148,380               206            -
                                                                                                 ---------      -------
                                                                                                 177,113        1.95


MISCELLANEOUS  - 0.51%                                                                           ----------     ----------
  Equity-type securities in initial period of acquisition                  105,131,361           45,945         .51
                                                                                                 ----------     ----------


TOTAL EQUITY-TYPE SECURITIES (cost: $6,303,318,000)                                              ----------     ----------
                                                                                                 7,631,210      84.40
                                                                                                 ----------     ----------



                                                                             Principal             Market        Percent
                                                                              Amount               Value          of Net
BOND & NOTES                                                                  (000)                (000)          Assets
----------------------------------------------------------------           --------------        ----------     ----------
ARGENTINA  - 0.96%
  Republic of Argentina
   9.25% February 23, 2001                                                 6,000                 6,105          .07
  Republic of Argentina
   11.00% October 9, 2006                                                  31,500                33,012         .36
  Republic of Argentina Bocon PIK
     4.674% April 1, 2001 (4)                                              ARP2,000              1,629          .02
  Republic of Argentina Bocon PIK
     4.674% April 1, 2007 (4)                                              ARP41,550             24,688         .27
  Republic of Argentina Bearer Bond Series L 6.625%
     March 31, 2005 (4)                                                    $14,945               13,025         .15
  Republic of Argentina Eurobonds Series L
    5.25% March 31, 2023   (4)                                             12,250                7,767          .09
                                                                                                 ----------     ----------
                                                                                                 86,226         .96
                                                                                                 ----------     ----------

BRAZIL - 0.67%
  Comtel Brasileira Ltda. 10.75% September 26, 2004
    (acquired 9/18/96, cost:$2,400,000)(2)                                 2,400                 2,481          .03
  Federal Republic of Brazil Capitalization Bond PIK
   8.00% April 15, 2014                                                    13,217                9,780          .11
  Federal Republic of Brazil Bond Series EI-L
    6.50% April 15, 2006 (4)                                               1,750                 1,529          .03
  Federal Republic of Brazil Debt Conversion Bond Series L
    Frn .65625% April 15, 2012                                             1,750                 1,330          .01
  Federal Republic of Brazil Debt Conversion Bond Series LI
    6.5625% April 15, 2012                                                 24,000                18,240         .20
  Multicanal Participacoes SA Class B
    12.625% June 18, 2004                                                  10,300                11,111         .12
  MYDFA Trust 6.6875% September 15, 2007
    (acquired 10/2/96, cost:$14,443,000)(2)                                17,000                14,569         .16
  Tevecap SA 12.625% November 26, 2004
    (acquired 11/21/96, cost:$1,500,000)(2)                                1,500                 1,536          .01
                                                                                                 ----------     ----------
                                                                                                 60,576         .67
                                                                                                 ----------     ----------

BULGARIA  - 0.44%
  Republic of Bulgaria Interest Arrears Bond
    6.6875% July 28, 2011                                                  17,600                9,064          .10
  Republic of Bulgaria Front Loaded Interest Reduction Bond
    Series A 2.25% July 28, 2012                                           80,550                30,911         .34
                                                                                                 ----------     ----------
                                                                                                 39,975         .44
                                                                                                 ----------     ----------

COLUMBIA  - 0.02%
  Comunicacion Cellular SA
    0%/13.125% November 15, 2003 (1)(5)                                    3,000                 1,995          .02
                                                                                                 ----------     ----------

ECUADOR  - 0.18%
  Republic of Ecuador Discount Bond
      6.50%  February 28, 2005 (4)                                         3,250                 2,259          .03
  Republic of Ecuador Past Due Interest Bonds
      6.50% February 27, 2015 (4)                                          22,470                13,819         .15
                                                                                                 ----------     ----------
                                                                                                 16,078         .18
                                                                                                 ----------     ----------

INDIA - 0.01%
  Flex Industries Ltd. 13.50% December 31, 2004                             INR 29,929           837            .01
                                                                                                 ----------     ----------

MEXICO  - 0.53%
  Grupo Televisa, SA
    0%/13.25% May 15, 2008 (1)(5)                                          $3,000                1,995          .02
  Tubos de Acero de Mexico, SA
    13.75% December 8, 1999
    (acquired 11/23/94, cost: $3,707,000)(2)                               3,750                 4,275          .05
  United Mexican States Discount Bonds Series A
    UNIT 6.45313% December 31, 2019                                        1,750                 1,509          .02
  United Mexican States Discount Bonds Series B
    UNIT 6.375% December 31, 2019(4)                                       1,750                 1,509          .02
  United Mexican States Discount Bonds Series C
    UNIT 6.375% December 31, 2019(4)                                       3,750                 3,234          .03
  United Mexican States Discount Bond Series D
    6.35156% December 31, 2019                                             1,000                 863            .01
  United Mexican States Government Bond
    7.5625% August 6, 2001 (acquired 7/29/96,
    cost: $4,977,000) (2)(4)                                               5,000                 5,011          .05
  United Mexican States Government Bond
    11.375% September 15, 2016                                             12,045                12,599         .14
  United Mexican States Government Bond
    11.50% May 15, 2026                                                    3,330                 3,520          .04
  United Mexican States Government Bond
    9.75% February 6, 2001                                                 13,250                13,714         .15
                                                                                                 ----------     ----------
                                                                                                 48,229         .53
                                                                                                 ----------     ----------


PANAMA  - 0.28%
  Republic of Panama  Interest Reduction Bond 3.50% due
     July 17, 2014 (acquired 11/8/95, cost: $14,742,000)(2)(4)             26,114                18,149         .20
  Republic of Panama Past Due Interest Bond 6.75% due
     July 17, 2016 (acquired 6/21/96, cost:$6,371,000)(2)(4)               9,693                 7,585          .08
                                                                                                 ----------     ----------
                                                                                                 25,734         .28
                                                                                                 ----------     ----------
PERU  - 1.29%
  Republic of Peru /Agent-Bankers Trust Company/
     Loan Participation Agreements
     (Participation-Citibank, NA.) (1)(4)(6)(7)                            11,739                6,813
  Republic of Peru /Agent-Chemical Bank/
     Loan Participation Agreements
     (Participation-Citibank, NA)(1)(4)(6)(7)                              3,544                 2,082
  Republic of Peru/Agent-Chemical Bank/
     Loan Participation Agreements
     (Participation-Morgan Guaranty Trust, NA) (1)(4)(6)(7)                4,085                 2,380
  Republic of Peru/Agent-Citibank, NA/
     Loan Participation Agreements
     (Participation-Citibank, NA)(1)(4)(6)(7)                              23,554                13,090
  Republic of Peru/Agent-Citibank, NA/
     Loan Participation Agreements
     (Participation-Morgan Guaranty Trust, NA) (1)(4)(6)(7)                44,026                25,615
  Republic of Peru/Agent-Citibank, NA/
     Loan Participation Agreements
     (Participation-Salomon Brothers) (1)(4)(6)(7)                         22,129                11,722
  Republic of Peru/Agent-Morgan Guaranty Trust NA/
     Loan Participation Agreements
     (Participation-Chase Manhattan Bank, NA) (1)(4)(6)(7)                 491                   297
  Republic of Peru/Agent-Morgan Guaranty Trust/NA/
     Loan Participation Agreements
     (Participation-Morgan Guaranty Trust, NA) (1)(4)(6)(7)                32,233                19,041
  Republic of Peru/Agent-Wells Fargo Bank
     Loan Participation Agreements
     (Participation-Citibank, NA) (1)(4)(6)(7)                             21,476                12,584
  Republic of Peru/Agent-Wells Fargo Bank/
     Loan Participation Agreements
     (Participation-Morgan Guaranty Trust, NA) (1)(4)(6)(7)                38,941                22,699         1.29

                                                                                                 ----------     ----------
                                                                                                 116,323        1.29
                                                                                                 ----------     ----------

PHILIPPINES  - 0.13%
  Republic of Philippines Front Loaded Interest Reduction
   Bond Series B 5.00% due June 1, 2008                                    12,250                11,576         .13
                                                                                                 ----------     ----------
                                                                                                 11,576         #REF!
                                                                                                 ----------     ----------

RUSSIAN FEDERATION  - 0.06%

  Vneshekonombank/A 8.00%
    December 15, 2020 (1)                                                  DEM10,000             5,429          .06
                                                                                                 ----------     ----------
                                                                           10,000                5,429          .06



VENEZUELA  - 0.54%
  Republic of Venezuela (Front Loaded Interest Reduction
    Bond) Series A Eurobonds 6.625% March 31, 2007 (4)                     $2,750                2,458          .03
  Republic of Venezuela (Front Loaded Interest Reduction
    Bond) Series B Eurobonds 6.4375% March 31, 2007 (4)                    750                   670            .01
  Republic of Venezuela Debt Conversion Bond
    6.50%  December 18, 2007 (4)                                           51,500                45,449         .50
                                                                                                 ----------     ----------
                                                                                                 48,577         .54
MULTI NATIONAL  - 0.28%
  Global Telesystems Group Loan 10.00% February 1, 2001
    (acquired 2/2/96, cost; $25,820,000)(2)                                27,985                25,725         .28
                                                                                                 ----------     ----------
TOTAL BONDS AND NOTES (cost: $417,472,000)                                                       487,280        5.39
                                                                                                 ----------     ----------

SHORT-TERM SECURITIES

CORPORATE SHORT-TERM NOTES  - 9.37%

  ABN AMRO North America Finance Inc. 5.29% due 1/21/97                    50,000                49,846         .55
  Barclays U.S. Funding Corp.5.28% due 1/22/97                             54,100                53,924         .60
  Canada Bills CP 5.23% - 5.36% due 1/22-2/14/97                           35,200                34,977         .39
  Canadian Wheat Board 5.30%-5.40% due 2/19-3/13/97                        22,900                22,664         .25
  Commonwealth BK CP 5.295% due 1/8/97                                     30,000                29,965         .33
  Commonwealth Bank of Australia 5.34% due 2/12/97                         15,000                14,904         .16
  Daimler-Benz North America Corp. 5.30%-5.53% due 1/27-3/6/97             39,100                38,804         .43
  Elec De France CP 5.28%-5.29% due 1/28-2/6/97                            64,100                63,822         .71
  France Telecom 5.31% due 1/14/97                                         14,423                14,393         .16
  Glaxo Wellcome PLC 5.30%-5.31% due 1/21-2/11/97                          26,500                26,387         .29
  Halifax Building Society 5.40%-5.45% due 1/3-1/10/97                     71,200                71,130         .79
  Heinz (H.J.) Co. 5.30%-5.40% due 1/9-1/28/97                             33,100                33,011         .36
  International Lease Finance Corp. 5.29%-5.45% due 1/29-2/7/97            43,300                43,065         .48
  Mobile Australia Finance Co. 5.30% due 2/28/97                           62,200                61,634         .68
  National Australia Funding (Delaware) Inc., 5.28%-5.41% due              103,400               103,293        1.14
 1/2-1/9/97
  RTZ America Inc.5.30%-5.40% due 2/10-3/19/97                             35,300                35,042         .39
  SmithKline Beecham PLC 5.27% due 1/24-1/28/97                            16,500                16,436         .18
  Societe Generale N.A. Inc. 5.29% due 1/15/97                             8,900                 8,880          .10
  Sony Capital Corp. 5.31% -5.47% due 1/13-2/12/97                         65,300                65,095         .72
  Svenska Handelsbanken Group 5.30%-5.33% due 1/17-3/17/97                 27,000                26,753         .29
  Toyota Motor Credit Corp. 5.30%-5.32% due 2/3-2/14/97                    33,700                33,501         .37
                                                                                                 ----------     ----------
                                                                                                 847,526        9.37
                                                                                                 ----------     ----------

NON-U.S. GOVERNMENT SHORT -TERM OBLIGATIONS - 0.50%
  Certificados de la Tesoreria due 7/31-9/4/97                             MXN 6,071,657         6,574          .07
  Credit Suisse First Boston, Structured Note linked to ruble-
    denominated, Russian government security interest rates
    due 2/12/97                                                            $38,774               6,675          .07
  Mesbla SA Series 2
    13.25% convertible bond February 1, 1997 (1)                           R$ 35,460,000         138            -
  Polish Government Treasury Bills due 1/15-5/21/97                        PLZ  62,100,000       21,216         .23
  United Mexican States Government Bond
     10.8047% July 21, 1997 (4)                                            $10,500               10,758         .13
                                                                                                 ----------     ----------
                                                                                                 45,361         .50



NON-U.S. CURRENCY  - 0.66%
  Chilean Peso                                                             CHP4,770,671,371        11,249       .12
  New Taiwanese Dollar                                                     NT$ 1,330,699,484       48,424       .54
                                                                                                 ----------     ----------
                                                                                                 59,673         .66
                                                                                                 ----------     ----------

TOTAL SHORT-TERM SECURITIES (cost:$953,905,000)                                                  952,560        10.53
                                                                                                 ----------     ----------
TOTAL INVESTMENT SECURITIES (cost: $7,674,695,000)                                               9,071,050      100.32
Excess of liabilities over cash and receivables                                                  28,851         .32
                                                                                                 ----------     ----------
NET ASSETS                                                                                       $9,042,199     100.00
                                                                                                 ==========     ==========


  1. Non- income-producing securities.
  2. Purchased in a private placement transaction: resale to the public may require registration, and no right to demand registration under U.S. law exists. As of December 31, 1996, the total market value and cost of such securities was $536,087,000 and $497,671,000, respectively, and the market value represented 5.93% of net assets. Such securities, excluding convertible bonds and American Depositary Receipts, are valued at fair value.
   3. Includes an unfunded capital commitment representing a binding commitment made by the fund which may be paid in the future.
   4. Coupon rate may change periodically.
   5. Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.
   6. Participation interests were acquired through the financial instituition indicated parenthetically.
   7. Security is currently in default.

NON-U.S. CURRENCY SYMBOLS:
  ARP - Argentine Peso
  CHP - Chilean Peso
  DEM- German Deutsche Mark
  INR - Indian Rupee
  MXN -Mexican Peso
  MYR - Malaysian Dollar
  NT$ - New Taiwanese Dollar
  PLZ - Polish Zloty
  R$ - Brazilian Real

See Notes to Financial Statements

EMERGING MARKETS GROWTH FUND

EQUITY-TYPE SECURITIES ADDED TO THE              EQUITY-TYPE SECURITIES ELIMINATED FROM THE
PORTFOLIO SINCE JUNE 30, 1996                    PORTFOLIO SINCE JUNE 30, 1996
------------------------------------------------------------------------------------------

Acer Computer International                      AECI
Acer Peripherals                                 Alpargatas
African Oxygen                                   Bangkok Metropolitan Bank
Anam Industry                                    Cementos Norte Pacasmayo
Bank of the Philippine Islands                   Cheil Foods & Chemicals
Bharat Petroleum                                 Chernogorneft
Brisa                                            Chia Hsin Cement
Carso Global Telecom                             Compania de Inmuebles y Valores Caracas
Cie Financiere pour l'Europe Centrale            Fabrica Nacional de Cementos
Consorcio Real Brasileiro de Administracao       Golden Shamrock Mines
Copel                                            Gruma
Diamondworks                                     Grupo Financiero Banorte
Dragon Oil Placement                             Hocheng
Eletropaulo-Electricidade de Sao Paulo           India Magnum Fund
Engro Chemical Pakistan                          Korea Asia Fund
Fil-Estate Land                                  Maanshan Iron & Steel
Global Tele-Systems                              Malaysian International Shipping
Grupo Embotellador de Mexico                     Mavesa
Hap Seng Consolidated                            MBK Properties & Development
Housing & Commercial Bank                        Mecanica Pesada
Hudaco Industries                                Morgan Stanley Perqs (Telebras)
Inventec                                         Petrobras Distribuidora
Irkutskenergo                                    PT Astra International
Is Bankasi                                       PT Bakrie & Brothers
JD Group                                         PT Fajar Surya Wisesa
Kety SA (Zaklady Metali Lekkich)                 PT Japfa Comfeed Indonesia
Kookmin Bank                                     PT Supreme Cable Manufacturing
KR Precision                                     R.O.C Taiwan Fund
Malayan Banking                                  Siderca
Multicanal Participacoes                         Sin-Yih Ceramic
Nasionale Pers Beperk                            Venezolana de Cementos
Nizhny-Non Svyaz                                 Want Want Holdings
Philippine Airlines
Polifarb Wroclaw
PT PP London Sumatra
Primax Electronics
PT Ramayana Lestari Sentosa
Ramco Energy
RAO Gazprom
SM Prime Holdings
Sociedad Comercial del Plata
South African Breweries
St. Petersburg Telephone Network
TELECEL - Comunicacoes Pessoais
Telefonica del Peru
Timbuktu Gold
Trakya Cam Sanayii
Unicap Electronics
Wus Printed Circuit
Xavier
Yizheng Chemical Fibre

***
EMERGING MARKETS GROWTH FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 1996 (dollars in thousands)(Unaudited)

ASSETS:
 Investment securities at market
  (cost: $7,674,695)                                                                $9,071,050
 Cash                                                                               3,559
 Receivables for--
  Sales of investments                                  $13,625
  Sales of fund's shares                                15,312
  Open forward currency contracts                       99
  Dividends and accrued interest                        46,281                      75,317
                                                        -----------------           ------------------
                                                                                    9,149,926
                                                                                    ------------------
Liabilities:
 Non-U.S. taxes payable                                                             767
 Payables for--
  Purchases of investments                              15,800
  Unfunded capital commitments                          80,770
  Management services                                   4,863
  Accrued expenses                                      5,527                       106,960
                                                        -----------------           ------------------
                                                                                    107,727
                                                                                    ------------------
Net Assets at December 31, 1996 --
 Equivalent to $55.46 per share on
 163,038,108 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock -- 200,000,000 shares)                                               $9,042,199
                                                                                    ==============

STATEMENT OF OPERATIONS
at December 31, 1996 (dollars in thousands)(Unaudited)

Investment Income:
 Income:
  Dividends                                             $56,059
  Interest                                              93,642                      $149,701
                                                        -----------------
 Expenses:
  Management services fee                               28,261
  Custodian fee                                         4,870
  Registration statement and prospectus                 541
  Auditing and legal fees                               150
  Reports to shareholders                               4
  Other expenses                                        505                         34,331
                                                        -----------------           ------------------
 Income before non-U.S. taxes                                                       115,370
 Non-U.S. taxes                                                                     (271)
                                                                                    ------------------
 Net investment income                                                              115,099
                                                                                    ------------------
Realized Gain and Unrealized
 Depreciation on Investments:
 Realized gain before non-U.S. taxes                    217,883
 Non-U.S. taxes                                         (251)
                                                        -----------------
  Net realized gain                                                                 217,632
 Net change in unrealized appreciation
  on investments                                        (326,460)
 Net unrealized depreciation on open forward
  currency contracts                                    (195)
                                                        -----------------
  Net unrealized depreciation                           (326,655)
  Non-U.S. taxes                                        8,746                       (317,909)
                                                        -----------------           ------------------
 Net realized gain and unrealized
  depreciation on investments                                                       (100,277)
                                                                                    ------------------
Net Increase in Net Assets Resulting
 from Operations                                                                    $14,822
                                                                                    ==============

Statement of Changes in Net Assets                      (dollars in thousands)

                                                        Six Months Ended            Year Ended
                                                        December 31, 1996/1/        June 30, 1996
                                                        --------------------        ------------------
Operations:
 Net investment income                                  $115,099                    $167,366
 Net realized gain on investments                       217,632                     55,275
 Net unrealized appreciation (depreciation)
  on investments                                        (317,909)                   781,427
                                                        ------------------          ------------------
  Net increase in net assets
   resulting from operations                            14,822                      1,004,068
                                                        ------------------          ------------------
Dividends and Distributions Paid
 to Shareholders:
 Dividends from net
  investment income                                     (161,634)                   (169,255)
 Distributions from net realized
  gain on investments                                   (160,065)                   (140,664)
                                                        ------------------          ------------------
  Total dividends and
   distributions                                        (321,699)                   (309,919)
                                                        ------------------          ------------------
Capital Share Transactions:
 Proceeds from shares sold:
  10,444,995 and 34,530,418 shares, respectively        586,185                     1,882,259
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and
  distributions of net realized
  gain on investments:
  5,813,269 and 5,829,211 shares,
  respectively                                          312,231                     302,442
                                                        ------------------          ------------------
  Net increase in net assets
   resulting from capital share
   transactions                                         898,416                     2,184,701
                                                        ------------------          ------------------
Total Increase in Net Assets                            591,539                     2,878,850

Net Assets:
 Beginning of period                                    8,450,660                   5,571,810
                                                        ------------------          ------------------
 End of period (including excess distributions
  over net investment income: $50,484 and $3,949,
  respectively                                          $9,042,199                  $8,450,660
                                                        ==================          ===============

/1/Unaudited

See Notes to Financial Statements

EMERGING MARKETS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Emerging Markets Growth Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The fund's investment objective is to seek long-term capital growth through investment in developing country equity securities. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

       Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale), or which are not deemed to represent market value, are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day.

       As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

       Investment securities, cash balances, and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, dividend and interest income, and certain expenses are calculated at the rates of exchange prevailing on the respective dates of such transactions. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

       Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot be readily determined. Unfunded capital commitments are recorded at the amount that would be paid when and if capital calls are made.

       Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $4,870,000 includes $86,000 that was paid by these credits rather than in cash.

2. Investing in securities of issuers in a variety of developing countries involves certain special investment risks, which may include investment and repatriation restrictions, currency volatility, government involvement in the private sector, limited investor information, shallow securities markets, certain local tax law considerations, and limited regulation of the securities markets.

       Dividend income, and interest income, net realized gain and net unrealized gain, of the fund derived in Chile are subject to certain non-U.S. taxes at rates of 20% and 35%, respectively. Net realized gain and net unrealized gain of the fund derived in India are subject to certain non-U.S. taxes at a rate of 10%. Dividend and interest income of the fund derived in Pakistan is subject to non-U.S. taxes at a rate of 43%. The fund provides for such non-U.S. taxes on investment income, net realized gain, and net unrealized gain.

3. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

       As of December 31, 1996, net unrealized appreciation on investments, excluding forward currency contracts, for federal income tax purposes aggregated $1,361,135,000, net of accumulated deferred taxes totaling $145,000 on net unrealized appreciation of Chilean securities, of which $2,136,593,000 related to appreciated securities and $775,458,000 related to depreciated securities. During the six months ended December 31, 1996, the fund realized, on a tax basis, a net capital gain of $219,808,000 on securities transactions. The cost of portfolio securities, excluding forward currency contracts, for federal income tax purposes was $7,709,770,000 at December 31, 1996.

4. The fee of $28,261,000 for management services was paid pursuant to an agreement with Capital International, Inc. (CII), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued weekly, based on an annual rate of 0.90% on the first $400 million of the fund's net assets; 0.80% of such assets in excess of $400 million but not exceeding $1 billion; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.65% of such assets in excess of $2 billion but not exceeding $4 billion; 0.625% of such assets in excess of $4 billion but not exceeding $6 billion; 0.60% of such assets in excess of $6 billion but not exceeding $8 billion; 0.58% of such assets in excess of $8 billion but not exceeding $11 billion; and 0.56% of such assets in excess of $11 billion. CII is owned by Capital Group International, Inc., which is a wholly owned subsidiary of The Capital Group Companies, Inc.

5. As of December 31, 1996, accumulated undistributed net realized gain on investments was $88,625,000 and additional paid-in capital was $7,617,609,000. The fund made purchases and sales of investment securities, excluding short-term securities, of $1,583,344,000 and $903,940,000, respectively, during the six months ended December 31, 1996.

       Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended December 31, 1996, such non-U.S. taxes were $6,978,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and purchases and sales of non-U.S. equity-type securities and bonds were $6,755,000 for the six months ended December 31, 1996.

       The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund purchased forward currency contracts to hedge the foreign exchange exposure in certain securities held by the fund which are pegged to or denominated in various non-U.S. currencies. The forward currency contracts protect the fund against movements in these currencies against the U.S. dollar. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Losses may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from the possible movements in non-U.S. exchange rates and securities values underlying these instruments. At December 31, 1996, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

NON-U.S. CURRENCY SALE CONTRACTS

                                   Contract Amount                        U.S. Valuationat 12/31/96
                             ---------------------------------       ------------------------------------
                             Non-U.S.            U.S.                Amount                (Depreciation)
----------------------       --------------      --------------      ----------------      -------------

French francs
 expiring 1/15/97                FF4,862,000         $   949,000           $  939,000          $  10,000
German deutschemarks
 expiring 1/15-3/10/97         DEM15,265,000          10,096,000            9,943,000            153,000
Pound sterling
 expiring 1/15/97               Pound964,000           1,515,000            1,653,000           (138,000)
Swiss francs
 expiring 1/15/97               SFR1,209,000             979,000              905,000             74,000
                                                                                           --------------
                                                                                                $  99,000
                                                                                           ==============

PER-SHARE DATA AND RATIOS

                                                                                  Year
                                       Six Months                                 ended
                                       Ended                                      June 30
                                       12/31/96 /1/     1996         1995         1994         1993       1992

Net Asset Value, Beginning of
 Period                                $57.57           $52.36       $58.75       $44.95       $38.64     $32.73
                                       --------         --------     --------     --------     -------    -------
 Income from Investment
  Operations:
  Net investment income                .75              1.30         .87          .53          .62        .55
  Net realized and unrealized
   gain (loss) on investments
   before non-U.S. taxes               (.88)            6.49         (.79)        15.29        7.33       8.87
  Non-U.S. taxes                       .07              (.01)        (.03)        (.39)        .06        (.28)
                                       --------         --------     --------     --------     -------    -------
   Total income (loss) from
    investment operations              (.06)            7.78         .05          15.43        8.01       9.14
                                       --------         --------     --------     --------     -------    -------
 Less Distributions:
  Dividends from net
   investment income                   (1.03)           (1.30)       (.63)        (.49)        (.56)      (.56)
  Distributions from net
   realized gains                      (1.02)           (1.27)       (5.81)       (1.14)       (1.14)     (2.67)
                                       --------         --------     --------     --------     -------    -------
   Total distributions                 (2.05)           (2.57)       (6.44)       (1.63)       (1.70)     (3.23)
                                       --------         --------     --------     --------     -------    -------
Net Asset Value, End of Period         $55.46           $57.57       $52.36       $58.75       $44.95     $38.64
                                       =======          =======      =======      =======      =======    =======
Total Return                           0.01% /2/        15.49%       (1.22)%      34.33%       21.55%     29.73%

Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                        $9,042           $8,451       $5,572       $4,170       $2,574     $1,561
 Ratio of expenses to average
  net assets                           .40% /2/         .84%         .91%         1.00%        1.01%      1.11%
 Ratio of expenses and non-U.S.
  taxes to average net assets          .40% /2/         .85%         .94%         1.04%        1.07%      1.18%
 Ratio of net income to average
  net assets                           1.34% /2/        2.54%        1.70%        .91%         1.82%      1.84%
Average commissions paid per share /3/   $0.12          $0.10        $0.02        $0.01        $0.02      $0.02
 Portfolio turnover rate               11.68% /2/       17.78%       23.75%       18.13%       11.97%     16.03%


1 Unaudited
2 Based on operations for the period shown and, accordingly, not representative of a full year's operations.
3 Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as fixed-income transactions, are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

BOARD OF DIRECTORS

Khalil Foulathi, Abu Dhabi, United Arab Emirates,
Executive Director, Evaluation and Followup Department,
Abu Dhabi Investment Authority

Robert B. Egelston, Los Angeles, California
Vice Chairman of the Board of the fund
Former Chairman of the Board,
The Capital Group Companies, Inc.

Nancy Englander, Los Angeles, California
President of the fund
Senior Vice President, Capital International, Inc.

David I. Fisher, Los Angeles, California
Vice Chairman of the Board of the fund
Chairman of the Board,
The Capital Group Companies, Inc.

Beverly L. Hamilton, Los Angeles, California
President, ARCO Investment Management Company

Raymond Kanner, Lawrence, New York
Senior Investment Manager
IBM Retirement Funds

Marinus W. Keijzer, Zeist, Netherlands
Chief Economist & Strategist, Pensioenfonds PGGM

Hugh G. Lynch, New York, New York
Managing Director, International Investments,
General Motors Investment Management Corporation

Helmut Mader, Frankfurt, Germany
Director, Deutsche Bank AG

Teresa E. Martini, Berkeley Heights, New Jersey
Vice President, Public Equities,
AT&T Investment Management Corporation

John G. McDonald, Stanford, California
The IBJ Professor of Finance,
Graduate School of Business, Stanford University

William Robinson, Gouvieux, France
Director, Aga Khan Fund for Economic Development

Patricia A. Small, Oakland, California
Treasurer, The Regents of the University of California

Walter P. Stern, New York, New York
Chairman of the Board of the fund
Chairman of the Board, Capital Group International, Inc.

OTHER OFFICERS

Shaw B. Wagener, Los Angeles, California
Executive Vice President of the fund
Executive Vice President and Director,
Capital International, Inc.

Roberta A. Conroy, Los Angeles, California
Senior Vice President and Secretary of the fund
Assistant General Counsel,
The Capital Group Companies, Inc.

Hartmut Giesecke, Singapore
Vice President of the fund
Chairman of the Board and Director,
Capital International K.K. and
Senior Vice President and Director,
Capital International, Inc.

Steven N. Kearsley, Brea, California
Vice President of the fund
Vice President and Treasurer,
Capital Research and Management Company

Peter C. Kelly, Los Angeles, California
Vice President of the fund
Senior Counsel, The Capital Group Companies, Inc.

Victor D. Kohn, Los Angeles, California
Vice President of the fund
Executive Vice President,
Capital Research International

Nancy J. Kyle, New York, New York
Vice President of the fund
Senior Vice President, International,
Capital Guardian Trust Company

Michael A. Felix, Brea, California
Treasurer of the fund
Vice President, Capital International, Inc.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL INTERNATIONAL, INC.

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025-3302

135 South State College Boulevard
Brea, California 92821-5804

CUSTODIAN OF ASSETS

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL

Dechert Price & Rhoads
1500 K Street, N.W., Suite 500
Washington, D.C. 20005-1208

James K. Peterson resigned from the Board of Directors effective October 4, 1996. He had been a member of the Board since 1995 and previously from 1986 to 1989. The Directors wish to thank him for his contributions to the fund.

This report is for the information of shareholders of Emerging Markets Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund.
Printed in USA JA/WS/3364

(c) 1997 Emerging Markets Growth Fund, Inc.
Lit. No. EMGF-013-0297(NLS)